Other operating results	12 Months Ended
Dec. 31, 2021
Other Operating results
Other operating results

8       Other operating results

8.1        Other operating income

	2021	2020	2019
Government grants (1)	7,599	6,251	15,387
Government subsidies per Covid-19 context (2)	33,366	46,701	-
Other	1,812	1,153	1,872
	42,777	54,105	17,259

(1)   Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investment commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.

(2)   Mainly correspond to the following government subsidies to support airports in the context of Covid-19 pandemic for the year ended December 31, 2021 and 2020:

8       Other operating results (Cont.)

8.1        Other operating income (Cont.)

◾	Re-equilibrium of concession agreements due to force majeure or fortuitous case events in Brazilian airports for a total amount of USD 25,473 and USD 33,185 net of tax in 2021 and 2020 respectively.

Due to the impact generated by the pandemic, the Brazilian subsidiaries filed a claim for economic-financial re-equilibrium of its concession contracts. This was possible due to the Brazilian Government recognition that the Covid-19 pandemic is a case of “force majeure” or “fortuitous event” concluding that the loss from the impact of the pandemic is not part of the risks assumed by the private initiative and must be compensated by the Federal Government. In view of this, the Agência Nacional de Aviação Civil (“ANAC”) defined as a condition for this re-equilibrium the compensation according to the companies’ projected operational result in the scenario without pandemic.

The amount covering the reconstitution for the years 2021 and 2020 with respect of Brasilia were estimated at USD 22,636 and USD 29,867 net of tax respectively, and the measure of this reconstitution is through the offset of the concession fee payable, see amount compensated in Note 23.

The amount covering to the reconstitution for the years 2021 and 2020 for Natal were estimated at USD 2,837 and USD 3,318 net of tax respectively, which is being received through the offset of the monthly contribution and the readjustment of the Control Tower tariffs, see receivable included in Note 17.

During 2021, the final amount referring to the reconstitution for the year 2020 was determined, resulting in a reversal of USD 3,450 (USD 3,074 and USD 376 related to Brasilia and Natal airports respectively) compared to the amount that was initially estimated and recognized as an Other operating income as of December 31, 2020.

In 2020 a contribution of € 10 million (approximately USD 11,968) was allocated by the Regional Administration of Tuscany in favor of Toscana Aeroporti S.p.A. in order to contribute to the strengthening of the Tuscan airport system, facilitate the regional economy and address the critical market issues resulting from the Covid-19 pandemic. On August 16, 2021 the contribution was collected.

On July 26, 2021 the European Commission approved, under the terms of the European Union law, an Italian grant of € 800 million to compensate airports and handling operators for losses caused by travel restrictions that Italy and other countries implemented in order to contain Covid 19 infections. As of December 31, 2021 the amount referring to this compensation to Toscana Aeroporti S.p.A. has been determined and recognized as an Other operating income of approximately € 9.5 million (equivalent to USD 10,900).

There are no unfulfilled conditions or other contingencies attaching to these grants.

The Group has directly benefited from other forms of government assistance that were not accounted for in Other operating income:

◾	Assistance for employees; in Argentina, through Decrees No. 332/2020 and the applicable administrative resolutions, the Poder Ejecutivo Nacional has instituted, through the Emergency Assistance Program for Work and Production, a series of benefits for those companies that have been affected by the health emergency. Among the assistance measures provided for by the decrees, the Argentine subsidiaries benefited from the postponement of the employer’s contributions and a reduction in social security contributions. In addition, the Administración Federal de Ingresos Públicos (“AFIP”) has approved the granting of the Salary Compensation Allowance from April to September 2020, extended through Decree No. 823/2020 until December 31, 2020. This allowance consists of a sum equivalent to 50% of the net salary, up to the maximum amount of two minimum vital salaries. As from January 2021, AFIP has approved the granting of an individual and fixed amount of money to be paid to workers on the account of the payment of remunerations. Assistance measures provided for by governments as the grant of a salary compensation allowance for employees are accounted as a reduction of results under Salaries and social security contributions line in Note 6 and 7.

8       Other operating results (Cont.)

8.1        Other operating income (Cont.)

◾	Economic benefit of a borrowing at a significantly below-market rate of interest, which is the case in particular for the subsidized interest rate of the Armenian borrowing, is treated as a government grant and recognized as a reduction of the debt in accordance with IAS 20, see Note 22.

8.2Other operating expenses

	2021	2020	2019
Other operating loss (1)	(18,416)	(7,533)	(2,747)
	(18,416)	(7,533)	(2,747)

(1)	As of December 31, 2021, mainly includes Argentine legal proceedings as detailed in Note 26.a.